Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [Abstract]
Schedule of Provisions
	As of
	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	Convenience Translation USD
As at beginning of the year	494,280	441,353	108,748
Add: Provision for warranty during the year	202,929	-	-
Add: Provision for reinstatement cost during the year	-	25,296	6,233
Less: Unclaimed warranty during the year	(255,856)	(441,353)	(108,748)
As at end of the year	441,353	25,296	6,233